Note 10. Related Party Transactions	12 Months Ended
Dec. 31, 2017
Notes
Note 10. Related Party Transactions

Note 10. Related Party Transactions

The President of the Company is owed deferred salary in the principal amount of $1,866,996 and the Vice President and current Chairman of the Board of the Company is owed deferred salary in the principal amount of $121,140 as of December 31, 2017. On October 12, 2012 the Board of Directors approved a motion to pay these individuals interest on their deferred compensation retroactive to the outstanding amounts due beginning in 2010 through the date of actual payment. Accrued interest through December 31, 2017 and 2016 amounted to $684,708 and $520,342, respectively.

Effective September 1, 2011, the Company entered into a month-to-month lease with the President and then-Chairman of the Board of Directors of the Company, for office space in a furnished and fully equipped townhouse office building owned by the President in Alexandria, Virginia. The lease calls for monthly base rent in the amount of $4,534 and payment of associated costs of insurance, real estate taxes, expenses and utilities. Rent expense associated with this lease amounted to base rent in the amount of $54,408 and associated rental costs of $15,140 for a total of $69,548 for the year ended December 31, 2017 and base rent in the amount of $54,408 and associated rental costs of $12,743 for a total of $67,151 for the year ended December 31, 2016. In 2017, the Company did not pay any of the base rent due. In 2016, the Company paid for six months base rent in the amount of $27,204. The remaining base rents due, in each of the years has been accrued.

Effective January 1, 2013, the directors of the Company are compensated at a rate of $15,000 per annum. Each Director is eligible for an annual payment in the amount of $15,000 as long as they remain a Director through December 31 of the applicable year, absent death or incapacitation. The annual payment to new directors is prorated based upon months served in their initial year as a Director.

The Company has been unable to pay directors’ fees to date. As of December 31, 2017 and 2016 a total of $393,750 and $311,250 respectively, was due and owing to the Company’s directors. Directors have previously been compensated and may, in the future, be compensated for their services with Common Stock or options to purchase Common Stock of the Company. Directors are reimbursed for expenses incurred in attending meetings. Directors may be paid a consulting fee for services performed outside the scope of their directorship.

In June of 2016, the Company paid a Director $15,000 in connection with his efforts associated with certain litigation which resulted in the Company collecting net settlement proceeds of $150,000 in the second quarter of 2016.

See notes 7, 12 and 14 for other related party transactions.